Inventories - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Inventories
inventories recognized in cost of production	$ 19,855	$ 28,764	$ 0
Write-downs of inventory recognised	$ 0	$ 1,393	$ 0